Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2017
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments and Other Non-Financial Assets
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis as well as the estimated fair value of the Company’s financial instruments that are not accounted for at fair value on a recurring basis.

		September 30, 2017		December 31, 2016
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring
Cash and cash equivalents, restricted cash, and marketable securities	Level 1	556,194	556,194	805,567	805,567
Derivative instruments (note 14)
Interest rate swap agreements – assets(1)	Level 2	3,100	3,100	7,943	7,943
Interest rate swap agreements – liabilities(1)	Level 2	(86,493)	(86,493)	(302,935)	(302,935)
Cross currency interest swap agreement(1)	Level 2	(41,268)	(41,268)	(237,165)	(237,165)
Foreign currency contracts	Level 2	537	537	(2,993)	(2,993)
Stock purchase warrants	Level 3	32,135	32,135	575	575
Time-charter swap agreement	Level 3	—	—	208	208
Freight forward agreements	Level 1	(79)	(79)	—	—
Non-recurring
Vessels and equipment	Level 3	130,200	130,200	11,300	11,300
Vessels held for sale	Level 2	6,400	6,400	61,282	61,282
Vessels under capital leases	Level 3	52,914	52,914	—	—
Long-term investments	Level 2	—	—	6,000	6,000
Other
Loans to equity-accounted investees and joint venture partners – Current	(2)	165,118	(2)	11,821	(2)
Loans to equity-accounted investees and joint venture partners – Long-term	(2)	145,804	(2)	292,209	(2)
Long-term receivable included in accounts receivable and other assets(3)	Level 3	5,028	5,004	10,985	10,944
Long-term debt – public (note 8)	Level 1	(974,349)	(996,360)	(1,503,472)	(1,409,996)
Long-term debt – non-public (note 8)	Level 2	(2,374,163)	(2,334,229)	(5,136,074)	(5,009,900)
Obligations related to capital leases, including current portion	Level 2	(150,956)	(150,671)	—	—

(1)
The fair value of the Company's interest rate swap and cross currency swap agreements at September 30, 2017 includes $3.0 million (December 31, 2016 - $15.8 million) accrued interest expense which is recorded in accrued liabilities on the unaudited consolidated balance sheets.

(2)
In the unaudited interim consolidated financial statements, the Company’s loans to and equity investments in equity-accounted investees form the aggregate carrying value of the Company’s interests in entities accounted for by the equity method. The fair value of the individual components of such aggregate interests is not determinable.

(3)
As at September 30, 2017, the estimated fair value of the non-interest bearing receivable from Royal Dutch Shell plc (or Shell) is based on the remaining future fixed payments as well as an estimated discount rate. The estimated fair value of this receivable as of September 30, 2017 was $5.0 million (December 31, 2016 – $10.9 million) using a discount rate of 8.0%. As there is no market rate for the equivalent of an unsecured non-interest bearing receivable from Shell, the discount rate is based on unsecured debt instruments of similar maturity held by the Company, adjusted for a liquidity premium. A higher or lower discount rate would result in a lower or higher fair value asset.

Stock Purchase Warrants Changes in Fair Value Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Changes in fair value during the three and nine months ended September 30, 2017 and 2016 for the Company’s Brookfield Transaction Warrants, Series D Warrants and the TIL stock purchase warrants, which are described above and were measured at fair value on the recurring basis using significant unobservable inputs (Level 3), are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	$	$	$	$
Fair value at the beginning of the period	—	1,833	575	10,328
Fair value on issuance	36,596	—	36,596	—
Unrealized loss included in earnings	(4,461)	(399)	(5,036)	(8,894)
Fair value at the end of the period	32,135	1,434	32,135	1,434
Changes in fair value during the three and nine months ended September 30, 2017 for Teekay Tankers' time-charter swap agreement, which is described in Note 14 below and was measured at fair value on the recurring basis using significant unobservable inputs (Level 3), are as follows:

Nine Months Ended September 30, 2017
$
Fair value asset - beginning of the period	875
Settlements	(1,106)
Realized and unrealized gain	231
Fair value asset - at the end of the period	—

Summary of Financing Receivables
The following table contains a summary of the Company’s financing receivables by type of borrower and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

Class of Financing Receivable	Credit Quality Indicator	Grade	September 30, 2017	December 31, 2016
			$	$
Direct financing leases	Payment activity	Performing	633,805	660,594
Other loan receivables
Loans to equity-accounted investees and joint venture partners	Other internal metrics	Performing	310,922	304,030
Long-term receivable included in other assets	Payment activity	Performing	11,577	17,712
			956,304	982,336